Intangible Assets (Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Gross goodwill	$ 341,938		$ 334,237	$ 333,654		$ 333,654
Accumulated impairments	(114,123)		(114,123)	(114,123)		(104,023)
Accumulated divestiture related write-offs	(85,872)		(85,872)	(85,872)		(67,451)
Goodwill	141,943		134,242	133,659		162,180
Additions	7,701	[1]	583	0
Impairments	0		0	(10,100)	[1],[2]
Divestitures	0		0	(18,421)	[1]
Net change in goodwill	7,701		583	(28,521)
Non Strategic [Member]
Goodwill [Line Items]
Gross goodwill	199,995		199,995	199,995		199,995
Accumulated impairments	(114,123)		(114,123)	(114,123)		(104,023)
Accumulated divestiture related write-offs	(85,872)		(85,872)	(85,872)		(67,451)
Goodwill	0		0	0		28,521
Additions	0		0	0
Impairments	0		0	(10,100)
Divestitures	0		0	(18,421)
Net change in goodwill	0		0	(28,521)
Regional Banking [Member]
Goodwill [Line Items]
Gross goodwill	43,939		36,238	36,238		36,238
Accumulated impairments	0		0	0		0
Accumulated divestiture related write-offs	0		0	0		0
Goodwill	43,939		36,238	36,238		36,238
Additions	7,701		0	0
Impairments	0		0	0
Divestitures	0		0	0
Net change in goodwill	7,701		0	0
Capital Markets [Member]
Goodwill [Line Items]
Gross goodwill	98,004		98,004	97,421		97,421
Accumulated impairments	0		0	0		0
Accumulated divestiture related write-offs	0		0	0		0
Goodwill	98,004		98,004	97,421		97,421
Additions	0		583	0
Impairments	0		0	0
Divestitures	0		0	0
Net change in goodwill	$ 0		$ 583	$ 0

[1]	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to acquisitions and divestitures.
[2]	See Note 27 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.